Net Loss per Share	9 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Net Loss per Share

Note 10. Net Loss per Share

The following potential dilutive securities, presented based on Ordinary Shares outstanding at the end of each reporting period, have been excluded from the calculation of diluted net loss per share because including them would have had an anti-dilutive impact:

	As at September 30,
	2025	2024
Stock options	14,830,984,000	507,014,688
Restricted stock units	—	251,823,915
Warrants	53,076,082,000	11,562,563,300
Convertible notes	1,728,414,000	1,257,860,000
Total	69,635,480,000	13,579,261,903